Write-down and Loss on Sales of Vessels Vessel Impairment (Details) $ in Thousands	1 Months Ended		3 Months Ended				6 Months Ended
	Jul. 31, 2020 USD ($)	Apr. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) vessel	Dec. 31, 2020 USD ($)	Jun. 30, 2020 USD ($) vessel	Mar. 31, 2020 vessel	Jun. 30, 2021 USD ($) vessel	Jun. 30, 2020 USD ($) vessel
Property, Plant and Equipment [Line Items]
Sales-type Lease, Selling Profit (Loss)			$ 0		$ 0		$ 0	$ 44,943
FPSO
Property, Plant and Equipment [Line Items]
Sales-type Lease, Selling Profit (Loss)				$ 44,900
Teekay Parent | FPSO | FPSO
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0		$ (13,566)		0	$ (60,085)
Number Of Vessels Impaired | vessel					1			2
Teekay LNG | Liquefied Gas Segment | LNG Carriers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges							0	$ (45,000)
Number Of Vessels Impaired | vessel						6		6
Number Of Vessels | vessel						7
Teekay LNG | Conventional Tankers [Member] | LR2 Tanker
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			3
Teekay Tankers | Conventional Tankers | Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel								3
Teekay Tankers | Conventional Tankers [Member] | Suezmax Tankers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ (62,937)		$ 0		$ (62,937)	$ 0
Number Of Vessels Impaired | vessel			3		1		3
Teekay Tankers | Conventional Tankers [Member] | Aframax
Property, Plant and Equipment [Line Items]
Number Of Vessels Impaired | vessel			2
Teekay Tankers | Conventional Tankers [Member] | LR2 Tanker
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ (18,381)		$ 0		$ (18,381)	0
Number Of Vessels Impaired | vessel			3				3
Teekay Tankers | Conventional Tankers [Member] | Aframax Tanker [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ (5,368)		0		$ (5,368)	0
Number Of Vessels Impaired | vessel			1				2
Ship To Ship Transfer Business [Member] | Teekay Tankers | Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Proceeds from Divestiture of Businesses	$ 12,700	$ 14,300			27,100
Proceeds From Divestiture of Business Adjustment								1,100
Operating Right Of Use Asset [Member] | Teekay Tankers | Conventional Tankers [Member]
Property, Plant and Equipment [Line Items]
Asset Impairment Charges			$ 0		$ (644)		$ (715)	$ (644)